United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Quarter ended 01/31/2012

Item 1. Schedule of Investments

Federated Institutional High Yield Bond Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 82.1%
		Aerospace/Defense – 0.8%
$425,000	[1,2]	Altegrity, Inc., Company Guarantee, (Series 144A), 10.50%, 11/1/2015	397,375
1,200,000	[1]	Altegrity, Inc., Company Guarantee, (Series 144A), 11.75%, 5/1/2016	1,110,000
475,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	498,750
575,035	[1,2]	Sequa Corp., Bond, (Series 144A), 13.50%, 12/1/2015	615,287
1,275,000	[1,2]	Sequa Corp., Sr. Note, (Series 144A), 11.75%, 12/1/2015	1,351,500
2,400,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	2,640,000
		TOTAL	6,612,912
		Automotive – 6.3%
1,850,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	1,868,500
900,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, (Series 144A), 10.75%, 8/15/2016	994,500
2,025,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, (Series 144A), 7.125%, 5/15/2019	2,047,781
2,325,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	2,418,000
675,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, (Series 144A), 9.25%, 1/15/2017	747,563
1,450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,460,875
1,200,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, (Series 144A), 8.00%, 6/15/2019	1,158,000
2,375,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, (Series 144A), 8.25%, 6/15/2021	2,280,000
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	747,250
3,600,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	2,988,000
3,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	3,000,000
1,300,000		Ford Motor Credit Co., 5.875%, 8/2/2021	1,425,143
1,125,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,240,312
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	770,347
1,875,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	1,897,671
4,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	5,042,876
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,565,298
3,400,000	[1,2]	International Automotive Components, Sr. Secd. Note, (Series 144A), 9.125%, 6/1/2018	3,077,000
275,000	[1,2]	Jaguar Land Rover PLC, (Series 144A), 7.75%, 5/15/2018	274,313
2,100,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, (Series 144A), 8.125%, 5/15/2021	2,068,500
225,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	246,375
540,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	585,900
3,200,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, (Series 144A), 8.50%, 4/15/2016	3,240,000
1,325,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, (Series 144A), 9.50%, 10/15/2017	1,358,125
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	800,625
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,028,375
2,275,000		Tomkins LLC/Tomkins, Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	2,530,937
900,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, (Series 144A), 10.625%, 9/1/2017	958,500
3,925,000		United Components, Inc., Company Guarantee, (Series WI), 8.625%, 2/15/2019	3,988,781
		TOTAL	51,809,547
		Building Materials – 1.9%
200,000	[1]	American Standard Cos., Sr. Secd. Note, (Series 144A), 10.75%, 1/15/2016	135,000
1,475,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	1,438,125
900,000	[1,2]	Building Materials Corp. of America, Bond, (Series 144A), 6.75%, 5/1/2021	969,750
475,000	[1,2]	Building Materials Corp. of America, Sr. Note, (Series 144A), 7.50%, 3/15/2020	517,156
1,375,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	1,450,625
2,300,000	[1,2]	Masonite International Corp., Sr. Note, (Series 144A), 8.25%, 4/15/2021	2,363,250

Principal Amount or Shares			Value
$3,100,000		Norcraft Cos. L.P., Sr. Secd. Note, (Series WI), 10.50%, 12/15/2015	2,890,750
2,700,000	[1,2]	Nortek Holdings, Inc., Sr. Note, (Series 144A), 8.50%, 4/15/2021	2,578,500
825,000		Nortek Holdings, Inc., Sr. Unsecd. Note, (Series WI), 10.00%, 12/1/2018	849,750
2,650,000		Ply Gem Industries, Inc., Sr. Secd. Note, (Series WI), 8.25%, 2/15/2018	2,583,750
		TOTAL	15,776,656
		Chemicals – 2.4%
700,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	770,000
3,100,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	3,185,250
2,075,000		Hexion U.S. Finance Corp., Sr. Secd. Note, (Series WI), 9.00%, 11/15/2020	1,992,000
1,525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,528,812
625,000		Huntsman International LLC, Company Guarantee, (Series WI), 8.625%, 3/15/2020	689,063
1,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	1,218,875
875,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	964,688
1,275,000		Koppers Holdings, Inc., Company Guarantee, (Series WI), 7.875%, 12/1/2019	1,351,500
1,500,000		Momentive Performance Materials, Inc., Sr. Note, (Series WI), 9.00%, 1/15/2021	1,365,000
2,775,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	2,566,875
1,950,000	[1,2]	Oxea Finance, Sr. Secd. Note, (Series 144A), 9.50%, 7/15/2017	2,040,187
1,275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	1,450,312
500,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	590,000
		TOTAL	19,712,562
		Construction Machinery – 0.7%
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, (Series WI), 8.25%, 2/1/2021	1,245,000
775,000		RSC Equipment Rental, Inc., Sr. Note, (Series WI), 10.25%, 11/15/2019	856,375
426,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	440,910
350,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, (Series 144A), 10.00%, 7/15/2017	407,750
2,925,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	2,990,813
		TOTAL	5,940,848
		Consumer Products – 3.2%
950,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	961,875
1,450,000		Easton Bell Sports, Inc., Sr. Secd. Note, 9.75%, 12/1/2016	1,609,500
2,575,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	2,774,563
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	437,000
2,257,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	2,426,275
575,000	[1,2]	Prestige Brands Holdings, Inc., (Series 144A), 8.125%, 2/1/2020	599,438
2,735,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	2,967,475
442,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, (Series 144A), 10.875%, 4/15/2016	484,034
3,950,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	3,713,000
2,725,000	[1,2]	Simmons Co., Company Guarantee, (Series 144A), 11.25%, 7/15/2015	2,823,754
1,575,000	[1,2]	Spectrum Brands Holdings, Inc., 9.50%, 6/15/2018	1,793,531
475,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	540,906
1,642,250		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,802,369
3,250,000		Visant Corp., Company Guarantee, (Series WI), 10.00%, 10/1/2017	2,965,625
		TOTAL	25,899,345
		Energy – 6.0%
2,750,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, (Series WI), 11.875%, 5/1/2015	1,801,250
1,050,000		Basic Energy Services, Inc., Company Guarantee, (Series WI), 7.75%, 2/15/2019	1,073,625
1,900,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,928,500
275,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	287,375
1,900,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, (Series 144A), 9.25%, 10/15/2020	1,876,250

Principal Amount or Shares			Value
$1,625,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, (Series 144A), 10.875%, 4/1/2017	1,828,125
75,000		Chaparral Energy, Inc., Company Guarantee, 8.875%, 2/1/2017	78,563
2,675,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	2,942,500
1,050,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	1,084,125
900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	909,000
1,025,000	[1,2]	Chesapeake Midstream Partners L. P., (Series 144A), 6.125%, 7/15/2022	1,044,219
1,650,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, (Series 144A), 6.625%, 11/15/2019	1,666,500
525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	573,563
1,950,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	1,950,000
875,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	905,625
975,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	1,022,531
1,450,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	1,348,500
950,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	1,049,750
850,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	879,750
525,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	570,938
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	308,688
949,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	1,084,232
1,925,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	1,684,375
575,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	596,562
1,900,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	2,085,250
2,450,000		Forbes Energy Services Ltd., Company Guarantee, (Series WI), 9.00%, 6/15/2019	2,352,000
625,000	[1,2]	Linn Energy LLC, Company Guarantee, (Series 144A), 6.50%, 5/15/2019	634,375
1,000,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,082,500
1,075,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	1,198,625
1,775,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	1,801,625
1,975,000		PHI, Inc., Company Guarantee, (Series WI), 8.625%, 10/15/2018	2,004,625
2,850,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	3,113,625
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	161,250
675,000	[1,2]	SM Energy Co., Sr. Unsecd. Note, (Series 144A), 6.50%, 11/15/2021	710,437
625,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	651,562
2,650,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, (Series 144A), 7.125%, 12/15/2021	2,881,875
1,800,000		W&T Offshore, Inc., Sr. Unsecd. Note, (Series WI), 8.50%, 6/15/2019	1,923,750
		TOTAL	49,096,045
		Entertainment – 0.9%
2,400,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	2,673,000
1,200,000		Cinemark USA, Inc., Company Guarantee, (Series WI), 7.375%, 6/15/2021	1,269,000
1,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,685,125
150,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, (Series 144A), 0.00%, 4/1/2012	0
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,626,188
		TOTAL	7,253,313
		Financial Institutions – 4.8%
625,000		Ally Financial, Inc., Company Guarantee, (Series UNRE), 7.00%, 2/1/2012	625,000
2,550,000		Ally Financial, Inc., Company Guarantee, (Series WI), 6.25%, 12/1/2017	2,637,082
800,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	861,000
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	426,500
4,525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	4,988,812
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,934,835
1,175,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	1,177,797
12,675,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, (Series 144A), 7.00%, 5/2/2017	12,722,531

Principal Amount or Shares			Value
$1,325,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,307,609
1,275,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	1,257,469
1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,212,891
1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	1,216,688
3,375,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	3,710,391
5,125,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	5,368,437
		TOTAL	39,447,042
		Food & Beverage – 3.7%
2,450,000	[1,2]	Aramark Corp., (Series 144A), 8.625%, 5/1/2016	2,529,625
2,750,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	2,832,500
100,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.754%, 2/1/2015	99,250
2,250,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,432,812
525,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	590,625
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,045,250
3,500,000		Dean Foods Co., Sr. Note, (Series WI), 9.75%, 12/15/2018	3,832,500
3,400,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	3,361,750
4,550,000		Michael Foods, Inc., Company Guarantee, (Series WI), 9.75%, 7/15/2018	4,948,125
1,800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	1,935,000
1,475,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,526,625
550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	584,375
3,900,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, (Series 144A), 8.50%, 6/30/2019	3,895,125
		TOTAL	30,613,562
		Gaming – 4.0%
2,600,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	2,697,500
1,225,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, (Series WI), 7.50%, 4/15/2021	1,310,750
1,200,000	[1,2]	Chester Downs & Marina, (Series 144A), 9.25%, 2/1/2020	1,230,000
2,500,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, (Series 144A), 7.25%, 2/15/2015	2,543,750
4,250,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	4,627,187
2,425,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	2,291,625
2,900,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,921,750
300,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	342,750
400,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	453,000
2,750,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, (Series 144A), 8.625%, 2/1/2019	2,873,750
1,800,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	1,948,500
875,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	934,063
1,000,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,113,750
900,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, (Series 144A), 8.00%, 9/15/2013	893,813
2,435,000	[1,2]	Seminole Tribe of Florida, Bond, (Series 144A), 7.804%, 10/1/2020	2,389,319
1,300,000	[1,2]	Seminole Tribe of Florida, Note, (Series 144A), 7.75%, 10/1/2017	1,377,187
2,850,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, (Series 144A), 8.625%, 4/15/2016	2,942,625
		TOTAL	32,891,319
		Health Care – 8.5%
2,025,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	2,131,313
1,075,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,123,375
2,575,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	2,710,188
4,875,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	5,325,937
650,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	601,250
1,975,000		DJO Finance LLC, Company Guarantee, (Series WI), 7.75%, 4/15/2018	1,478,781
575,000		DJO Finance LLC, Company Guarantee, (Series WI), 9.75%, 10/15/2017	438,438

Principal Amount or Shares			Value
$4,200,000		Emergency Medical Services Corp., Company Guarantee, (Series WI), 8.125%, 6/1/2019	4,305,000
1,675,000	[1,2]	ExamWorks Group, Inc., Sr. Unsecd. Note, (Series 144A), 9.00%, 7/15/2019	1,599,625
2,025,000		Grifols, Inc., Sr. Note, (Series WI), 8.25%, 2/1/2018	2,232,563
3,775,000		HCA Holdings, Inc, Sr. Unsecd. Note, (Series WI), 7.75%, 5/15/2021	3,973,187
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	90,500
625,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	664,063
525,000		HCA, Inc., Sr. Secd. Note, 7.875%, 2/15/2020	576,844
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	696,875
7,875,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	8,445,937
3,025,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,926,687
1,850,000	[1,2]	Inventiv Health, Inc., Sr. Note, (Series 144A), 10.00%, 8/15/2018	1,683,500
2,925,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	3,177,281
2,325,000	[1,2]	Kinetic Concepts, Inc., (Series 144A), 10.50%, 11/1/2018	2,377,313
4,425,000	[1,2]	Multiplan, Inc., Company Guarantee, (Series 144A), 9.875%, 9/1/2018	4,845,375
2,450,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,725,625
2,975,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	3,034,500
325,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.121%, 6/1/2015	306,313
3,075,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	3,182,625
4,168,906		VWR Funding, Inc., Company Guarantee, (Series B), 10.25%, 7/15/2015	4,340,873
4,225,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	4,446,812
		TOTAL	69,440,780
		Industrial - Other – 3.0%
1,375,000		American Tire Distributors, Inc., Sr. Secd. Note, (Series 144A), 9.75%, 6/1/2017	1,457,500
425,000	[1,2]	Amsted Industries, Inc., Sr. Note, (Series 144A), 8.125%, 3/15/2018	461,125
475,000		Atkore International, Inc., Sr. Secd. Note, (Series WI), 9.875%, 1/1/2018	472,625
450,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	483,750
675,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	695,250
2,525,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, (Series 144A), 12.25%, 5/1/2016	2,575,500
2,425,000	[1,2]	Dynacast International LLC, (Series 144A), 9.25%, 7/15/2019	2,473,500
775,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	792,438
1,050,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, (Series 144A), 9.75%, 4/15/2015	1,102,500
2,650,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, (Series 144A), 7.75%, 2/1/2015	2,484,375
1,750,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, (Series 144A), 12.25%, 4/15/2015	1,636,250
750,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	823,125
2,100,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	2,016,000
2,675,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	2,855,562
2,825,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	2,916,812
1,375,000		Thermon Industries, Inc., Sr. Secd. Note, (Series WI), 9.50%, 5/1/2017	1,488,438
		TOTAL	24,734,750
		Lodging – 0.4%
1,400,000	[1,2]	Host Hotels & Resorts LP, Company Guarantee, 6.00%, 10/1/2021	1,501,500
1,925,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	1,999,594
		TOTAL	3,501,094
		Media - Cable – 1.0%
325,000	[1,2]	Cequel Communications Holdings, Sr. Note, (Series 144A), 8.625%, 11/15/2017	347,750
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	914,375
1,250,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,356,250
625,000		Charter Communications Holdings II, Company Guarantee, (Series WI), 7.875%, 4/30/2018	681,250
175,000		Charter Communications Holdings II, Company Guarantee, (Series WI), 8.125%, 4/30/2020	194,469

Principal Amount or Shares			Value
$1,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,082,500
975,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,040,812
900,000	[1,2]	Insight Communication Co., Sr. Note, (Series 144A), 9.375%, 7/15/2018	1,024,875
1,250,000		Virgin Media, Inc., Company Guarantee, (Series 1), 9.50%, 8/15/2016	1,418,750
		TOTAL	8,061,031
		Media - Non-Cable – 6.1%
2,100,000	[1,2]	AMC Networks, Inc., Sr. Note, (Series 144A), 7.75%, 7/15/2021	2,317,875
3,225,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,821,875
1,725,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, (Series B), 9.25%, 12/15/2017	1,910,437
175,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	192,938
3,350,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	3,584,500
2,275,000	[1,2]	Cumulus Media, Inc., Sr. Note, (Series 144A), 7.75%, 5/1/2019	2,144,187
2,525,000		Entercom Radio LLC, Sr. Sub. Note, (Series WI), 10.50%, 12/1/2019	2,651,250
2,325,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	2,394,750
2,100,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, (Series 144A), 13.375%, 7/15/2016	2,304,750
1,050,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, (Series 144A), 10.50%, 6/1/2019	582,750
225,000	[3,4]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	4,219
1,175,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	1,183,812
1,400,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, (Series 144A), 7.25%, 4/1/2019	1,466,500
925,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, (Series 144A), 7.50%, 4/1/2021	973,563
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,251,375
3,800,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	4,037,500
725,000	[1,2]	Lamar Media Corp., (Series 144A), 5.875%, 2/1/2022	729,531
875,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	960,313
1,125,000		Lamar Media Corp., Sr. Sub. Note, (Series B), 6.625%, 8/15/2015	1,158,750
225,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	231,750
900,000	[1,2]	MDC Partners, Inc., Company Guarantee, (Series 144A), 11.00%, 11/1/2016	966,375
1,975,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	2,140,406
617,144		Nexstar Broadcasting Group, Inc., Company Guarantee, (Series 1), 7.00%, 1/15/2014	618,687
650,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	651,625
1,125,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, (Series WI), 8.875%, 4/15/2017	1,198,125
1,500,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,678,125
1,275,000	[1,2]	ProQuest Co., Company Guarantee, (Series 144A), 9.00%, 10/15/2018	1,115,625
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	103,500
3,600,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	3,996,000
900,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, (Series 144A), 8.75%, 4/1/2015	1,010,250
1,188,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	1,198,395
1,575,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, (Series 144A), 7.625%, 11/1/2018	1,695,094
		TOTAL	50,274,832
		Metals & Mining – 0.0%
100,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
		TOTAL	10
		Packaging & Containers – 3.5%
2,450,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, (Series 144A), 9.125%, 10/15/2020	2,511,250
650,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	659,750
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,097,250
1,125,000		Bway Holding Co., Company Guarantee, (Series WI), 10.00%, 6/15/2018	1,231,875
2,198,765		Bway Holding Co., Sr. Unsecd. Note, 10.875%, 11/1/2015	2,209,759

Principal Amount or Shares			Value
$750,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	819,375
300,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	331,500
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	638,250
2,325,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, (Series 144A), 8.75%, 2/1/2016	2,444,156
1,925,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 9.00%, 4/15/2019	1,925,000
1,625,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 9.25%, 5/15/2018	1,629,063
2,650,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 9.875%, 8/15/2019	2,709,625
350,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2019	369,250
775,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.875%, 8/15/2019	838,938
400,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 8.75%, 10/15/2016	428,000
4,075,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, (Series 144A), 8.25%, 2/15/2021	3,881,437
675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	550,125
4,050,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, (Series 144A), 8.375%, 9/15/2021	4,576,500
		TOTAL	28,851,103
		Paper – 0.5%
200,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	212,500
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	225,000
975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,079,812
800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	876,000
1,275,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, (Series 144A), 8.00%, 6/1/2016	1,340,344
575,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	608,063
		TOTAL	4,341,719
		Restaurants – 1.2%
3,975,000		DineEquity, Inc., Company Guarantee, (Series WI), 9.50%, 10/30/2018	4,352,625
3,525,000	[1,2]	NPC International, Inc., 10.50%, 1/15/2020	3,657,187
1,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, (Series 144A), 3.046%, 3/15/2014	1,551,875
		TOTAL	9,561,687
		Retailers – 3.7%
2,750,000	[1,2]	Academy Finance Corp., (Series 144A), 9.25%, 8/1/2019	2,746,563
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,629,875
2,975,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	2,662,625
300,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	292,500
4,325,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, (Series 144A), 8.125%, 3/15/2019	4,222,281
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	860,031
2,875,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	3,015,156
3,125,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, (Series 144A), 9.25%, 12/1/2018	3,406,250
825,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2017	891,000
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.50%, 10/1/2019	660,000
1,875,000	[1,2]	Sally Beauty Holdings, Inc., Sr. Note, (Series 144A), 6.875%, 11/15/2019	2,015,625
3,100,000		The Yankee Candle Co., Inc., Sr. Sub. Note, (Series B), 9.75%, 2/15/2017	3,123,250
2,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,158,000
2,525,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	2,417,688
		TOTAL	30,100,844
		Services – 1.2%
3,600,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, (Series 144A), 9.75%, 3/15/2017	3,789,000
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, (Series 144A), 9.50%, 12/15/2019	806,250
2,325,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,479,031
1,450,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	1,526,125

Principal Amount or Shares			Value
$825,000		West Corp., Company Guarantee, 8.625%, 10/1/2018	870,375
		TOTAL	9,470,781
		Technology – 11.1%
1,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, (Series WI), 8.125%, 12/15/2017	1,925,875
2,300,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	2,495,500
3,000,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, (Series 144A), 10.50%, 11/15/2016	2,610,000
2,725,000		Aspect Software, Inc., Sr. Note, (Series WI), 10.625%, 5/15/2017	2,888,500
1,875,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, (Series 144A), 11.00%, 12/31/2019	2,034,375
1,525,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,658,438
3,525,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, (Series WI), 8.50%, 4/1/2019	3,718,875
3,325,000	[1,2]	CommScope, Inc., Sr. Note, (Series 144A), 8.25%, 1/15/2019	3,474,625
3,825,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, (Series 144A), 12.50%, 10/1/2015	3,958,875
2,975,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, (Series 144A), 7.25%, 6/1/2021	2,997,312
1,950,000	[1,2]	DataTel, Inc., (Series 144A), 9.75%, 1/15/2019	2,037,750
2,775,000	[1,2]	Eagle Parent, Inc., Sr. Note, (Series 144A), 8.625%, 5/1/2019	2,788,875
950,000	[1,2]	Fidelity National Information Services, Inc., (Series 144A), 7.625%, 7/15/2017	1,040,250
200,000		Fidelity National Information Services, Inc., Company Guarantee, (Series WI), 7.625%, 7/15/2017	220,000
1,175,000		Fidelity National Information Services, Inc., Company Guarantee, (Series WI), 7.875%, 7/15/2020	1,327,750
1,025,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, (Series 144A), 8.25%, 1/15/2021	953,250
2,500,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, (Series 144A), 8.75%, 1/15/2022	2,287,500
2,975,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	3,257,625
1,575,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, (Series 144A), 9.25%, 4/15/2018	1,728,563
2,825,000		GXS WORLDWIDE, INC., Sr. Secd. Note, 9.75%, 6/15/2015	2,782,625
2,500,000		IGATE Capital Corp., Sr. Unsecd. Note, (Series WI), 9.00%, 5/1/2016	2,668,750
2,575,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	2,864,687
1,575,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	1,732,500
2,375,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	2,541,250
3,450,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	3,415,500
1,925,000		MagnaChip Semiconductor S.A., Sr. Note, (Series WI), 10.50%, 4/15/2018	2,064,563
2,625,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,710,312
1,775,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	1,304,625
1,000,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	1,112,500
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	329,250
1,000,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, (Series 144A), 7.00%, 11/1/2021	1,075,000
1,525,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	1,639,375
4,400,000	[1,2]	SoftBrands, Inc., Sr. Note, (Series 144A), 11.50%, 7/15/2018	4,466,000
2,600,000	[1,2]	Solera Holdings, Inc., Company Guarantee, (Series 144A), 6.75%, 6/15/2018	2,658,500
2,700,000		Spansion, Inc., Sr. Unsecd. Note, (Series WI), 7.875%, 11/15/2017	2,659,500
1,475,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,521,094
1,900,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	2,030,625
575,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	609,500
925,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	962,000
550,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	587,125
3,125,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	3,382,812
1,775,000		Trans Union LLC, Company Guarantee, (Series 144A), 11.375%, 6/15/2018	2,103,375
300,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, (Series 144A), 12.00%, 1/15/2015	322,500
		TOTAL	90,947,906
		Transportation – 0.7%
1,025,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	1,083,938

Principal Amount or Shares			Value
$1,100,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	1,207,250
2,125,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,204,687
900,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	967,500
72,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	72,810
		TOTAL	5,536,185
		Utility - Electric – 1.1%
2,100,000	[1,2]	Calpine Corp., Sr. Secd. Note, (Series 144A), 7.50%, 2/15/2021	2,247,000
75,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	50,625
1,025,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	599,625
1,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,082,500
328,522	[1]	FPL Energy National Wind, Note, (Series 144A), 6.125%, 3/25/2019	324,129
1,275,000	[1,2]	NRG Energy, Inc., Company Guarantee, (Series 144A), 7.625%, 5/15/2019	1,224,000
1,075,000	[1,2]	NRG Energy, Inc., Company Guarantee, (Series 144A), 7.875%, 5/15/2021	1,026,625
950,000		NRG Energy, Inc., Company Guarantee, (Series WI), 7.625%, 1/15/2018	935,750
1,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	990,000
200,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	207,250
550,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series A), 10.25%, 11/1/2015	166,375
775,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, (Series 144A), 11.50%, 10/1/2020	589,000
		TOTAL	9,442,879
		Utility - Natural Gas – 2.3%
2,425,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	2,643,250
225,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	247,131
625,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	699,853
3,625,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	4,023,750
475,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	413,250
1,225,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,231,125
925,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	985,125
1,150,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	1,104,000
525,000		Inergy LP, Company Guarantee, 7.00%, 10/1/2018	513,188
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,584,125
1,150,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,227,625
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,214,000
300,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	334,500
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,090,000
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	205,500
725,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, (Series 144A), 6.375%, 8/1/2022	736,781
		TOTAL	19,253,203
		Wireless Communications – 2.6%
2,025,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 10.50%, 4/15/2018	2,151,562
1,225,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 12.00%, 4/1/2014	1,387,312
1,350,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	1,431,000
875,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 8.875%, 1/15/2015	885,938
200,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 9.125%, 1/15/2015	203,000
3,500,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	3,482,500
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,060,000
1,125,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	1,094,063
1,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,063,406
4,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	3,644,375
2,750,000	[1,2]	Sprint Capital Corp., Gtd. Note, (Series 144A), 9.00%, 11/15/2018	2,970,000

Principal Amount or Shares			Value
$650,000	[1,2]	Sprint Capital Corp., Note, 11.50%, 11/15/2021	674,375
500,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	467,500
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	532,500
		TOTAL	21,047,531
		Wireline Communications – 0.5%
775,000	[1,2]	Level 3 Communications, Inc., 8.625%, 7/15/2020	796,313
1,950,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, (Series 144A), 8.125%, 7/1/2019	1,969,500
500,000		TW Telecom, Inc., Company Guarantee, (Series WI), 8.00%, 3/1/2018	543,750
975,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	1,067,625
		TOTAL	4,377,188
		TOTAL CORPORATE BONDS (IDENTIFIED COST $652,040,066)	673,996,674
		COMMON STOCKS – 0.0%
		Automotive – 0.0%
2,120	[3]	General Motors Co.	50,922
525,000	[1,3]	General Motors Corp., Escrow Shares	7,875
		TOTAL COMMON STOCKS (IDENTIFIED COST $191,089)	58,797
		PREFERRED STOCKS – 0.0%
		Finance - Commercial – 0.0%
319	[1,2]	Ally Financial, Inc., Pfd., (Series 144A), Annual Dividend 7.00% (IDENTIFIED COST $90,747)	256,885
		WARRANTS – 0.0%
		Automotive – 0.0%
1,927	[3]	General Motors Co., Warrants	29,155
1,927	[3]	General Motors Co., Warrants	20,118
		TOTAL WARRANTS (IDENTIFIED COST $204,285)	49,273
		MUTUAL FUNDS – 16.8%[6]
15,739,798	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	15,739,798
18,762,814		High Yield Bond Portfolio	121,958,288
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $113,737,361)	137,698,086
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $766,263,548)[8]	812,059,715
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[9]	9,007,002
		TOTAL NET ASSETS — 100%	$821,066,717

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $223,401,283, which represented 27.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $221,824,279, which represented 27.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, (Series 144A), 11.75%, 5/1/2016	10/19/2007 – 2/08/2011	$1,175,000	$1,110,000
American Standard Cos., Sr. Secd. Note, (Series 144A), 10.75%, 1/15/2016	1/13/2011	$200,000	$135,000
FPL Energy National Wind, Note, (Series 144A), 6.125%, 3/25/2019	2/16/05 – 5/27/09	$278,149	$324,129
General Motors Corp., Escrow Shares	4/21/2011	$10,951	$7,875
Hard Rock Park Operations LLC, Sr. Secd. Note, (Series 144A), 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	At January 31, 2012, the cost of investments for federal tax purposes was $764,540,776. The net unrealized appreciation of investments for federal tax purposes was $47,518,939. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $56,320,883 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,801,944.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds[1]	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$673,996,664	$10	$673,996,674
Equity Securities:
Common Stocks
Domestic	50,922	7,875	—	58,797
Preferred Stocks
Domestic	—	256,885	—	256,885
Warrants	49,273	—	—	49,273
Mutual Funds	137,698,086	—	—	137,698,086
TOTAL SECURITIES	$137,798,281	$674,261,424	$10	$812,059,715
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds
Balance as of November 1, 2011	$10
Change in unrealized appreciation/depreciation	—
Balance as of January 31, 2012	$10
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2012.	$ —

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2012